SHARE-BASED COMPENSATION (Details 4) - Restricted Stock Awards [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Options Outstanding, Beginning | shares	337,187
Weighted Average Grant Date Fair Value Outstanding, Beginning | $ / shares	$ 3.83
Number of Shares Options, Granted | shares	371,037
Weighted Average Grant Date Fair Value Outstanding, Granted | $ / shares	$ 9.51
Number of Shares Options, Forfeited | shares	(356,393)
Weighted Average Grant Date Fair Value Outstanding, Forfeited | $ / shares	$ 4.04
Number of Shares Options Outstanding, Ending | shares	351,831
Weighted Average Grant Date Fair Value Outstanding, Ending | $ / shares	$ 9.63